Shareholder's capital (Details)	6 Months Ended
Jun. 30, 2022 EquityInstruments shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period	51,668,315
Exercise of Options	708,436
Vesting of RSUs | EquityInstruments	1,417
Number of shares outstanding at end of period	55,061,502
Global Offering
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	2,333,334
Underwriters' Over Allotment Option
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	350,000